Wells Fargo Variable Trust

Registration Nos. 333-74283; 811-09255

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Variable Trust (the "Trust") that the Prospectuses and related Statement of Additional Information describing the Funds of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on May 1, 2002.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 3rd day of May, 2002.

Witness: WELLS FARGO VARIABLE TRUST

By: _/s/ Christine D. PaVel-Ligon By: _/s/ Christopher R. Bellonzi
Name: Christine D. PaVel-Ligon Christopher R. Bellonzi
Title: Assistant Secretary                 Assistant Secretary